1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com STUART STRAUSS stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0452 Fax

November 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	RiverNorth Opportunities Fund, Inc.
(File Nos. 811- 22472 and 333- 169317)

Ladies and Gentlemen:

Enclosed for filing on behalf of RiverNorth Opportunities Fund, Inc. (“Fund”), a recently organized closed-end management investment company, is Pre-Effective Amendment No. 4 to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”).  This filing is being made for the purposes making certain changes to the Prospectus and Statement of Additional Information for the Fund.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3529 or Allison Fumai at 212.698.3526.

Sincerely,

/s/ Stuart M. Strauss
Stuart M. Strauss

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